Current Liabilities and Debt Obligations (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Current Liabilities and Debt Obligations [Abstract]
Current Liabilities and Debt Obligations
Note 5.  Current Liabilities and Debt Obligations

Accounts Payable and Other Accrued Liabilities
As of June 30, 2020 and December 31, 2019, the accounts payable and other accrued liabilities consisted of $14.8 million and $13.5 million, respectively, in trade accounts payable and $4.8 million and $1.5 million, respectively, in accrued liabilities.

Contract Liabilities
Contract liabilities are payments received in advance and milestone payments from our customers on selected contracts that exceed revenue earned to date, resulting in contract liabilities. Contract liabilities typically are not considered a significant financing component because they are generally satisfied within one year and are used to meet working capital demands that can be higher in the early stages of a contract. Contract liabilities are reported on our condensed consolidated balance sheets on a net contract basis at the end of each reporting period. As of June 30, 2020 and December 31, 2019, the contract liabilities primarily related to product support services.

Enlightenment Capital Credit Agreement
On January 25, 2017, we entered into a Credit Agreement (the "Credit Agreement") with Enlightenment Capital Solutions Fund II, L.P., as agent (the "Agent") and the lenders party thereto (the "Lenders"), (together referenced as “EnCap”). The Credit Agreement provides for an $11 million senior term loan (the "Loan") with a maturity date of January 25, 2022, subject to acceleration in the event of customary events of default.

All borrowings under the Credit Agreement accrue interest at the rate of 13.0% per annum (the "Accrual Rate"). If, at the request of the Company, the Agent executes an intercreditor agreement with another senior lender under which the Agent and the Lenders subordinate their liens (an "Alternative Interest Rate Event"), the interest rate will increase to 14.5% per annum. After the occurrence and during the continuance of any event of default, the interest rate will increase 2.0%. The Company is obligated to pay accrued interest in cash on a monthly basis at a rate of not less than 10.0% per annum or, during the continuance of an Alternate Interest Rate Event, 11.5% per annum. The Company may elect to pay the remaining interest in cash, by payment-in-kind (by addition to the principal amount of the Loan) or by combination of cash and payment-in-kind. Upon thirty days prior written notice, the Company may prepay any portion or the entire amount of the Loan.

The Credit Agreement contains representations, warranties, covenants, terms and conditions customary for transactions of this type. In connection with the Credit Agreement, the Agent has been granted, for the benefit of the Lenders, a security interest in and general lien upon various property of the Company, subject to certain permitted liens and any intercreditor agreement. The occurrence of an event of default under the Credit Agreement could result in the Loan and other obligations becoming immediately due and payable and allow the Lenders to exercise all rights and remedies available to them under the Credit Agreement or as a secured party under the UCC, in addition to all other rights and remedies available to them.

In connection with the Credit Agreement, on January 25, 2017, the Company issued warrants (each, a "Warrant") to the Agent and certain of the Lenders representing in the aggregate the right to purchase in accordance with their terms 1,135,284.333 shares of the Class A Common Stock of the Company, no par value per share, which is equivalent to approximately 2.5% of the common equity interests of the Company on a fully diluted basis. The exercise price is $1.321 per share and each Warrant expires on January 25, 2027. The value of the warrants was determined to be de minimis and no value was allocated to them on a relative fair value basis in accounting for the debt instrument.

The Credit Agreement also included an $825,000 exit fee, which was payable upon any repayment or prepayment of the loan. This amount had been included in the total principal due and treated as an unamortized discount on the debt, which would be amortized over the term of the loan, using the effective interest method at a rate of 15.0% at the time of the original loan. We incurred fees and transaction costs of approximately $374,000 related to the issuance of the Credit Agreement, which are being amortized over the life of the Credit Agreement.

Effective February 23, 2017, the Credit Agreement was amended to change the required timing of certain post-closing items to allow for more time to complete the legal and administrative requirements around such items. On April 18, 2017, the Credit Agreement was further amended (the “Second Amendment”) to incorporate the parties’ agreement to subordinate certain debt owed by the Company to the affiliated entities of Mr. John R. C. Porter (the “Subordinated Debt”) and to redeem all outstanding shares of the Series A-1 Redeemable Preferred Stock and the Series A-2 Redeemable Preferred Stock, including those owned by Mr. John R.C. Porter and his affiliates, for an aggregate redemption price of $2.1 million.

In connection with the Second Amendment and that subordination of debt, on April 18, 2017, we also entered into Subordination and Intercreditor Agreements (the “Intercreditor Agreements”) with affiliated entities of Mr. John R. C. Porter (together referenced as “Porter”), in which Porter agreed that the Subordinated Debt is fully subordinated to the amended Credit Agreement and related documents, and that required payments, if any, under the Subordinated Debt are permitted only if certain conditions are met.

On March 30, 2018, the Credit Agreement was amended (the “Third Amendment”) to waive any actual or potential non-compliance with covenants in 2017 and to reset the covenants for 2018 measurement periods to more accurately reflect the Company’s projected performance for the year. The measurement against the covenants for consolidated leverage ratio and consolidated fixed charge coverage ratio were agreed to not be measured as of December 31, 2017 and were reset for 2018 measurement periods. Additionally, a minimum revenue covenant and a net working capital covenant were added. In consideration of these amendments, the interest rate on the loan was increased by 1%, which will revert back to the original rate upon achievement of two consecutive quarters of a specified fixed charge coverage ratio as defined in the agreement. The Company may elect to pay the increase in interest expense in cash or by payment-in-kind (by addition to the principal amount of the Loan). The increase in interest expense has been paid in cash.  Contemporaneously with the Third Amendment, Mr. John B. Wood agreed to transfer 50,000 shares of the Company’s Class A Common Stock owned by him to EnCap.

On July 19, 2019, we entered into the Fourth Amendment to Credit Agreement and Waiver; First Amendment to Fee Letter (“Fourth Amendment”) to amend the Credit Agreement.  As a result of the Fourth Amendment, several terms of the Credit Agreement were amended, including the following:

●	The Company borrowed an additional $5 million from the Lenders, increasing the total amount of the principal to $16 million.
●	The maturity date of the Credit Agreement was amended from January 25, 2022 to January 15, 2021.
●
The prepayment price was amended as follows: (a) from January 26, 2019 through January 25, 2020, the prepayment price is 102% of the principal amount, (b) from January 26, 2020 through October 14, 2020, the prepayment price is 101% of the principal amount, and (c) from October 15, 2020 to the maturity date, the prepayment price will be at par.  However, the prepayment price for the additional $5 million loan attributable to the Fourth Amendment will be at par.

●
The following financial covenants, as defined in the Credit Agreement, were amended and updated: Consolidated Leverage Ratio, Consolidated Senior Leverage Ratio, Consolidated Capital Expenditures, Minimum Fixed Charge Coverage Ratio, and Minimum Consolidated Net Working Capital.

●	Any actual or potential non-compliance with the applicable provisions of the Credit Agreement were waived.
●	The borrowing under the Credit Agreement continues to be collateralized by substantially all of the Company’s assets including inventory, equipment and accounts receivable.
●	The Company paid the Agent a fee of $110,000 in connection with the Fourth Amendment. We incurred immaterial third party transaction costs which were expensed in the current period.
●	The exit fee was increased from $825,000 to $1,200,000.

The exit fee has been included in the total principal due and treated as an unamortized discount on the debt, which is being amortized over the term of the loan using the effective interest method at a rate of 17.3% over the remaining term of the loan.  For the measurement period ended June 30, 2020, we were in compliance with the Credit Agreement’s financial covenants, based on an agreement between the Company and EnCap on the definition of certain input factors that determine the measurement against the covenants.

On March 26, 2020, the Credit Agreement was amended (the “Fifth Amendment”) to modify the financial covenants for 2020 through the maturity of the Credit Agreement to establish that the covenants will remain at the December 31, 2019 levels and to update the previously agreed-upon definition of certain financial covenants, specifically the amount of Capital Expenditures to be included in the measurement of the covenants.  The Fifth Amendment also provides for the right for the Company to elect to extend the maturity date of the Credit Agreement which is currently scheduled to mature on January 15, 2021. The Fifth Amendment provides for four quarterly maturity date extensions, which would increase the Exit Fee payable under the Credit Agreement by $250,000 for each quarterly maturity date extension elected, for a total of $1 million increase to the Exit Fee were all four of the maturity date extensions to be elected.  The Company paid EnCap an amendment fee of $100,000 and out-of-pocket costs and expenses in consideration for the Fifth Amendment.

As the Company has not exercised the option(s) to extend the maturity of the Credit Agreement, the current maturity date remains January 15, 2021, which is within one year from the balance sheet date.  Accordingly, the balance of the EnCap loan has been classified as a current liability.  However, the options to extend the maturity provide the Company with the ability by contractual right to extend the maturity of the loan, which the Company will consider exercising at the appropriate time.

The carrying amount of the Credit Agreement consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Senior term loan principal, including exit fee	$17,200	$17,200
Less: Unamortized discount, debt issuance costs, and lender fees	(512)	(865)
Senior term loan, net	$16,688	$16,335

We incurred interest expense in the amount of $0.7 million and $1.5 million for the three and six months ended June 30, 2020, respectively, and $0.4 million and $0.8 million for the three and six months ended June 30, 2019, respectively, under the Credit Agreement.

Accounts Receivable Purchase Agreement
On July 15, 2016, we entered into an Accounts Receivable Purchase Agreement (the “Purchase Agreement”) with Republic Capital Access, LLC (“RCA” or “Buyer”), pursuant to which we may offer for sale, and RCA, in its sole discretion, may purchase, eligible accounts receivable relating to U.S. Government prime contracts or subcontracts of the Company (collectively, the “Purchased Receivables”). Upon purchase, RCA becomes the absolute owner of any such Purchased Receivables, which are payable directly to RCA, subject to certain repurchase obligations of the Company. The total amount of Purchased Receivables is subject to a maximum limit of $10 million of outstanding Purchased Receivables (the “Maximum Amount”) at any given time. On November 15, 2019, the term of the Purchase Agreement was extended to June 30, 2022.

The initial purchase price of a Purchased Receivable is equal to 90% of the face value of the receivable if the account debtor is an agency of the U.S. Government, and 85% if the account debtor is not an agency of the U.S. Government; provided, however, that RCA has the right to adjust these initial purchase price rates in its sole discretion. After collection by RCA of the portion of a Purchased Receivable in excess of the initial purchase price, RCA shall pay the Company the residual 10% or 15% of such Purchased Receivable, as appropriate, less (i) a discount factor equal to 0.30%, for federal government prime contracts (or 0.56% for non-federal government investment grade account obligors or 0.62% for non-federal government non-investment grade account obligors) of the face amounts of Purchased Receivables; (ii) a program access fee equal to 0.008% of the daily ending account balance for each day that Purchased Receivables are outstanding; (iii) a commitment fee equal to 1% per annum of the Maximum Amount minus the amount of Purchased Receivables outstanding; and (iv) fees, costs and expenses relating to the preparation, administration and enforcement of the Purchase Agreement and any other related agreements.

The Purchase Agreement provides that in the event, but only to the extent, that the conveyance of Purchased Receivables by the Company is characterized by a court or other governmental authority as a loan rather than a sale, the Company shall be deemed to have granted RCA, effective as of the date of the first purchase under the Purchase Agreement, a security interest in all of the Company’s right, title and interest in, to and under all of the Purchased Receivables, whether now or hereafter owned, existing or arising.

The Company provides a power of attorney to RCA to take certain actions in the Company’s stead, including (a) to sell, assign or transfer in whole or in part any of the Purchased Receivables; (b) to demand, receive and give releases to any account debtor with respect to amounts due under any Purchased Receivables; (c) to notify all account debtors with respect to the Purchased Receivables; and (d) to take any actions necessary to perfect RCA’s interests in the Purchased Receivables.

The Company is liable to the Buyer for any fraudulent statements and all representations, warranties, covenants, and indemnities made by the Company pursuant to the terms of the Purchase Agreement. It is considered an event of default if (a) the Company fails to pay any amounts it owes to RCA when due (subject to a cure period); (b) the Company has voluntary or involuntary bankruptcy proceedings commenced by or against it; (c) the Company is no longer solvent or is generally not paying its debts as they become due; (d) any voluntary liens, garnishments, attachments, or the like are issued against or attach to the Purchased Receivables; (e) the Company breaches any warranty, representation, or covenant (subject to a cure period); (f) the Company is not in compliance or has otherwise defaulted under any document or obligation in favor of RCA or an RCA affiliate; or (g) the Purchase Agreement or any material provision terminates (other than in accordance with the terms of the Purchase Agreement) or ceases to be effective or to be a binding obligation of the Company. If any such event of default occurs, then RCA may take certain actions, including ceasing to buy any eligible receivables, declaring any indebtedness or other obligations immediately due and payable, or terminating the Purchase Agreement.

Subordinated Debt
On March 31, 2015, the Company entered into Subordinated Loan Agreements and Subordinated Promissory Notes (“Porter Notes”) with affiliated entities of Mr. John R. C. Porter (together referenced as “Porter”). Mr. Porter and Toxford Corporation, of which Mr. Porter is the sole shareholder, own 35.0% of our Class A Common Stock. Under the terms of the Porter Notes, Porter lent the Company $2.5 million on or about March 31, 2015. Telos also entered into Subordination and Intercreditor Agreements (the “Subordination Agreements”) with Porter and a prior senior lender, in which the Porter Notes were fully subordinated to the financing provided by that senior lender, and payments under the Porter Notes were permitted only if certain conditions are met. According to the original terms of the Porter Notes, the outstanding principal sum bears interest at the fixed rate of 12% per annum which would be payable in arrears in cash on the 20th day of each May, August, November and February, with the first interest payment date due on August 20, 2015. The Porter Notes do not call for amortization payments and are unsecured. The Porter Notes, in whole or in part, may be repaid at any time without premium or penalty. The unpaid principal, together with interest, was originally due and payable in full on July 1, 2017.

On April 18, 2017, we amended and restated the Porter Notes to reduce the interest rate from 12% to 6% per annum, to be accrued, and extended the maturity date from July 1, 2017 to July 25, 2022. Telos also entered into Intercreditor Agreements with Porter and EnCap, in which the Porter Notes are fully subordinated to the Credit Agreement and any subsequent senior lenders, and payments under the Porter Notes are permitted only if certain conditions are met. All other terms remain in full force and effect. We incurred interest expense in the amount of $88,000 and $175,000 for the three and six months ended June 30, 2020, respectively, and $82,000 and $162,000 for the three and six months ended June 30, 2019, respectively, on the Porter Notes. As of June 30, 2020, approximately $1.2 million of accrued interest was payable according to the stated interest rate of the Porter Notes.

Note 6. Current Liabilities and Debt Obligations

Accounts Payable and Other Accrued  Liabilities
As of December 31, 2019 and 2018, the accounts payable and other accrued payables consisted of $13.5 million and $18.5 million, respectively, in trade account payables and $1.5 million and $3.3 million, respectively, in accrued liabilities.

Contract Liabilities
Contract liabilities are payments received in advance and milestone payments from our customers on selected contracts that exceed revenue earned to date, resulting in contract liabilities. Contract liabilities typically are not considered a significant financing component because they are generally satisfied within one year and are used to meet working capital demands that can be higher in the early stages of a contract. Contract liabilities are reported on our consolidated balance sheets on a net contract basis at the end of each reporting period. As of December 31, 2019 and 2018, the contract liabilities primarily related to product support services.

Enlightenment Capital Credit Agreement
On January 25, 2017, we entered into a Credit Agreement (the "Credit Agreement") with Enlightenment Capital Solutions Fund II, L.P., as agent (the "Agent") and the lenders party thereto (the "Lenders") (together referenced as “EnCap”). The Credit Agreement provided for an $11 million senior term loan (the "Loan") with a maturity date of January 25, 2022, subject to acceleration in the event of customary events of default.

All borrowings under the Credit Agreement accrue interest at the rate of 13.0% per annum (the “Accrual Rate”). If, at the request of the Company, the Agent executes an intercreditor agreement with another senior lender under which the Agent and the Lenders subordinate their liens (an "Alternative Interest Rate Event"), the interest rate will increase to 14.5% per annum. After the occurrence and during the continuance of any event of default, the interest rate will increase 2.0%. The Company is obligated to pay accrued interest in cash on a monthly basis at a rate of not less than 10.0% per annum or, during the continuance of an Alternate Interest Rate Event, 11.5% per annum. The Company may elect to pay the remaining interest in cash, by payment-in-kind (by addition to the principal amount of the Loan) or by combination of cash and payment-in-kind. Upon thirty days prior written notice, the Company may prepay any portion or the entire amount of the Loan.

An amount of approximately $1.1 million was netted from the proceeds of the Loan as a prepayment of all interest due and payable at the Accrual Rate during the period from January 25, 2017 to October 31, 2017. A separate fee letter executed by the Company and the Agent, dated January 25, 2017, sets forth the fees payable to the Agent in connection with the Credit Agreement.

The Credit Agreement contains representations, warranties, covenants, terms and conditions customary for transactions of this type. In connection with the Credit Agreement, the Agent has been granted, for the benefit of the Lenders, a security interest in and general lien upon various property of the Company, subject to certain permitted liens and any intercreditor agreement. The occurrence of an event of default under the Credit Agreement could result in the Loan and other obligations becoming immediately due and payable and allow the Lenders to exercise all rights and remedies available to them under the Credit Agreement or as a secured party under the UCC, in addition to all other rights and remedies available to them.

In connection with the Credit Agreement, on January 25, 2017, the Company issued warrants (each, a "Warrant") to the Agent and certain of the Lenders representing in the aggregate the right to purchase in accordance with their terms 1,135,284.333 shares of the Class A Common Stock of the Company, no par value per share, which is equivalent to approximately 2.5% of the common equity interests of the Company on a fully diluted basis. The exercise price is $1.321 per share and each Warrant expires on January 25, 2027. The value of the warrants was determined to be de minimis and no value was allocated to them on a relative fair value basis in accounting for the debt instrument.

The Credit Agreement also included an $825,000 exit fee, which was payable upon any repayment or prepayment of the loan. This amount had been included in the total principal due and treated as an unamortized discount on the debt, which would be amortized over the term of the loan, using the effective interest method at a rate of 15.0%. We incurred fees and transaction costs of approximately $374,000 related to the issuance of the Credit Agreement, which are being amortized over the life of the Credit Agreement.

Effective February 23, 2017, the Credit Agreement was amended to change the required timing of certain post-closing items, to allow for more time to complete the legal and administrative requirements around such items. On April 18, 2017, the Credit Agreement was further amended (the “Second Amendment”) to incorporate the parties’ agreement to subordinate certain debt owed by the Company to the affiliated entities of Mr. John R. C. Porter (the “Subordinated Debt”) and to redeem all outstanding shares of the Series A-1 Redeemable Preferred Stock and the Series A-2 Redeemable Preferred Stock, including those owned by Mr. John R.C. Porter and his affiliates, for an aggregate redemption price of $2.1 million.

In connection with the Second Amendment and that subordination of debt, on April 18, 2017, we also entered into Subordination and Intercreditor Agreements (the “Intercreditor Agreements”) with affiliated entities of Mr. John R. C. Porter (together referenced as “Porter”), in which Porter agreed that the Subordinated Debt is fully subordinated to the amended Credit Agreement and related documents, and that required payments, if any, under the Subordinated Debt are permitted only if certain conditions are met.

On March 30, 2018, the Credit Agreement was further amended (the “Third Amendment”) to waive certain covenant defaults and to reset the covenants for 2018 measurement periods to more accurately reflect the Company’s projected performance for the year. The measurement against the covenants for consolidated leverage ratio and consolidated fixed charge coverage ratio were agreed to not be measured as of December 31, 2017 and were reset for 2018 measurement periods. Additionally, a minimum revenue covenant and a net working capital covenant were added. In consideration of these amendments, the interest rate on the loan was increased by 1%, which will revert back to the original rate upon achievement of two consecutive quarters of a specified fixed charge coverage ratio as defined in the agreement.  The Company may elect to pay the increase in interest expense in cash or by payment-in-kind (by addition to the principal amount of the Loan). The increase in interest expense has been paid in cash. Contemporaneously with the Third Amendment, Mr. John B. Wood agreed to transfer 50,000 shares of the Company’s Class A Common Stock owned by him to EnCap.

On July 19, 2019, we entered into the Fourth Amendment to Credit Agreement and Waiver; First Amendment to Fee Letter (“Fourth Amendment”) to amend the Credit Agreement.  As a result of the Fourth Amendment, several terms of the Credit Agreement were amended, including the following:
•	The Company borrowed an additional $5 million from the Lenders, increasing the total amount of the principal to $16 million.
•	The maturity date of the Credit Agreement was amended from January 25, 2022 to January 15, 2021.
•
The prepayment price was amended as follows: (a) from January 26, 2019 through January 25, 2020, the prepayment price is 102% of the principal amount, (b) from January 26, 2020 through October 14, 2020, the prepayment price is 101% of the principal amount, and (c) from October 15, 2020 to the maturity date, the prepayment price will be at par.  However, the prepayment price for the additional $5 million loan attributable to the Fourth Amendment will be at par.

•
The following financial covenants, as defined in the Credit Agreement, were amended and updated: Consolidated Leverage Ratio, Consolidated Senior Leverage Ratio, Consolidated Capital Expenditures, Minimum Fixed Charge Coverage Ratio, and Minimum Consolidated Net Working Capital.

•	Any actual or potential non-compliance with the applicable provisions of the Credit Agreement were waived.
•	The borrowing under the Credit Agreement continues to be collateralized by substantially all of the Company’s assets including inventory, equipment and accounts receivable.
•	The Company paid the Agent a fee of $110,000 in connection with the Fourth Amendment. We incurred immaterial third party transaction costs which were expensed in the current period.
•	The exit fee was increased from $825,000 to $1,200,000.

The exit fee has been included in the total principal due and treated as an unamortized discount on the debt, which will be amortized over the term of the loan using the effective interest method at a rate of 17.3% over the remaining term of the loan.  For the measurement period ended December 31, 2019 we were in compliance with the Credit Agreement’s financial covenants, based on an agreement between the Company and EnCap on the definition of certain input factors that determine the measurement against the covenants.

On March 26, 2020, the Credit Agreement was amended (the “Fifth Amendment”) to modify the financial covenants for 2020 through the maturity of the Credit Agreement to establish that the covenants will remain at the December 31, 2019 levels and to update the previously agreed-upon definition of certain financial covenants, specifically the amount of Capital Expenditures to be included in the measurement of the covenants.  The Fifth Amendment also provides for the right for the Company to elect to extend the maturity date of the Credit Agreement which is currently scheduled to mature on January 15, 2021. The Fifth Amendment provides for four quarterly maturity date extensions, which would increase the Exit Fee payable under the Credit Agreement by $250,000 for each quarterly maturity date extension elected, for a total of $1 million increase to the Exit Fee were all four of the maturity date extensions to be elected.  The Company paid EnCap an amendment fee of $100,000 and out-of-pocket costs and expenses in consideration for the Fifth Amendment.

The carrying amount of the Credit Agreement consisted of the following (in thousands):

	December 31,
	2019	2018
Senior term loan principal, including exit fee	$17,200	$11,825
Less: Unamortized discount, debt issuance costs, and lender fees	(865)	(841)
Senior term loan, net	$16,335	$10,984

We incurred interest expense in the amount of $2.2 million, $1.7 million and $1.5 million for the years ended December 31, 2019, 2018 and 2017, respectively, under the Credit Agreement.

Accounts Receivable Purchase Agreement
On July 15, 2016, we entered into an Accounts Receivable Purchase Agreement (the “Purchase Agreement”) with Republic Capital Access, LLC (“RCA” or “Buyer”), pursuant to which we may offer for sale, and RCA, in its sole discretion, may purchase, eligible accounts receivable relating to U.S. Government prime contracts or subcontracts of the Company (collectively, the “Purchased Receivables”). Upon purchase, RCA becomes the absolute owner of any such Purchased Receivables, which are payable directly to RCA, subject to certain repurchase obligations of the Company. The total amount of Purchased Receivables is subject to a maximum limit of $10 million of outstanding Purchased Receivables (the “Maximum Amount”) at any given time. The Purchase Agreement had an initial term expiring on June 30, 2018 and automatically renews for successive 12-month renewal periods unless terminated in writing by either the Company or RCA. On March 2, 2018, the term of the Purchase Agreement was extended to June 30, 2020. On November 15, 2019, the term of the Purchase Agreement was extended to June 30, 2022. No fee or consideration of any kind was paid in connection with these extensions.

The initial purchase price of a Purchased Receivable is equal to 90% of the face value of the receivable if the account debtor is an agency of the U.S. Government, and 85% if the account debtor is not an agency of the U.S. Government; provided, however, that RCA has the right to adjust these initial purchase price rates in its sole discretion. After collection by RCA of the portion of a Purchased Receivable in excess of the initial purchase price, RCA shall pay the Company the residual 10% or 15% of such Purchased Receivable, as appropriate, less (i) a discount factor equal to 0.30%, for federal government prime contracts (or 0.56% for non-federal government investment grade account obligors or 0.62% for non-federal government non-investment grade account obligors) of the face amounts of Purchased Receivables; (ii) a program access fee equal to 0.008% of the daily ending account balance for each day that Purchased Receivables are outstanding; (iii) a commitment fee equal to 1% per annum of the Maximum Amount minus the amount of Purchased Receivables outstanding; and (iv) fees, costs and expenses relating to the preparation, administration and enforcement of the Purchase Agreement and any other related agreements.

The Purchase Agreement provides that in the event, but only to the extent, that the conveyance of Purchased Receivables by the Company is characterized by a court or other governmental authority as a loan rather than a sale, the Company shall be deemed to have granted RCA, effective as of the date of the first purchase under the Purchase Agreement, a security interest in all of the Company’s right, title and interest in, to and under all of the Purchased Receivables, whether now or hereafter owned, existing or arising.

The Company provides a power of attorney to RCA to take certain actions in the Company’s stead, including (a) to sell, assign or transfer in whole or in part any of the Purchased Receivables; (b) to demand, receive and give releases to any account debtor with respect to amounts due under any Purchased Receivables; (c) to notify all account debtors with respect to the Purchased Receivables; and (d) to take any actions necessary to perfect RCA’s interests in the Purchased Receivables.

The Company is liable to the Buyer for any fraudulent statements and all representations, warranties, covenants, and indemnities made by the Company pursuant to the terms of the Purchase Agreement. It is considered an event of default if (a) the Company fails to pay any amounts it owes to RCA when due (subject to a cure period); (b) the Company has voluntary or involuntary bankruptcy proceedings commenced by or against it; (c) the Company is no longer solvent or is generally not paying its debts as they become due; (d) any voluntary liens, garnishments, attachments, or the like are issued against or attach to the Purchased Receivables; (e) the Company breaches any warranty, representation, or covenant (subject to a cure period); (f) the Company is not in compliance or has otherwise defaulted under any document or obligation in favor of RCA or an RCA affiliate; or (g) the Purchase Agreement or any material provision terminates (other than in accordance with the terms of the Purchase Agreement) or ceases to be effective or to be a binding obligation of the Company. If any such event of default occurs, then RCA may take certain actions, including ceasing to buy any eligible receivables, declaring any indebtedness or other obligations immediately due and payable, or terminating the Purchase Agreement.

Financing and Security Agreement
On July 15, 2016, we entered into a Financing and Security Agreement (the “Financing Agreement”) with Action Capital Corporation (“Action Capital”), pursuant to which Action Capital agreed to provide the Company with advances of up to 90% of the net amount of certain acceptable customer accounts of the Company that have been assigned as collateral to Action Capital (the “Acceptable Accounts”). The maximum outstanding principal amount of advances under the Financing Agreement was $5 million. The Financing Agreement had a term of two years, provided that the Company may terminate it at any time without penalty upon written notice. On August 13, 2018, the Financing Agreement was extended through January 2, 2019. No fee or consideration of any kind was paid in connection with this extension. The Financing Agreement was not extended beyond this date.

Subordinated Debt
On March 31, 2015, the Company entered into Subordinated Loan Agreements and Subordinated Promissory Notes (“Porter Notes”) with affiliated entities of Mr. John R. C. Porter (together referenced as “Porter”).  Mr. Porter and Toxford Corporation, of which Mr. Porter is the sole shareholder, own 35.0% of our Class A Common Stock. Under the terms of the Porter Notes, Porter lent the Company $2.5 million on or about March 31, 2015. Telos also entered into Subordination and Intercreditor Agreements (the “Subordination Agreements”) with Porter and a prior senior lender, in which the Porter Notes were fully subordinated to the financing provided by that senior lender, and payments under the Porter Notes were permitted only if certain conditions are met. According to the original terms of the Porter Notes, the outstanding principal sum bears interest at the fixed rate of twelve percent (12%) per annum which would be payable in arrears in cash on the 20th day of each May, August, November and February, with the first interest payment date due on August 20, 2015. The Porter Notes do not call for amortization payments and are unsecured. The Porter Notes, in whole or in part, may be repaid at any time without premium or penalty. The unpaid principal, together with interest, was originally due and payable in full on July 1, 2017.

On April 18, 2017, we amended and restated the Porter Notes to reduce the interest rate from12% to6% per annum, to be accrued, and extended the maturity date from July 1, 2017 to July 25, 2022. Telos also entered into Intercreditor Agreements with Porter and EnCap, in which the Porter Notes are fully subordinated to the Credit Agreement and any subsequent senior lenders, and payments under the Porter Notes were permitted only if certain conditions are met. As a result of the amendment and restatement of the Porter Notes, we recorded a gain on extinguishment of debt of approximately $1 million, which consisted of the remeasurement of the debt at fair value. As the extinguishment was with a related party, the transaction was deemed to be a capital transaction and the gain was recorded in the Company’s stockholders’ deficit as of December 31, 2017. All other terms remain in full force and effect. We incurred interest expense in the amount of $330,000, $308,000, and $292,000 for 2019, 2018, and 2017, respectively, on the Porter Notes. As of December 31, 2019, approximately $1.1 million of accrued interest was payable according to the stated interest rate of the Porter Notes.